Pensions and Post-Employment Benefits - Sensitivity Analysis of Pension and Other Post-Employment Benefits (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	$ (99)
Sensitivity, possible decrease in actuarial assumption	108
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	5
Sensitivity, possible decrease in actuarial assumption	(5)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	73
Sensitivity, possible decrease in actuarial assumption	(68)
Pension defined benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(95)
Sensitivity, possible decrease in actuarial assumption	104
Pension defined benefit plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	4
Sensitivity, possible decrease in actuarial assumption	(4)
Pension defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	73
Sensitivity, possible decrease in actuarial assumption	(68)
Other post employment benefits [Member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(4)
Sensitivity, possible decrease in actuarial assumption	4
Other post employment benefits [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	1
Sensitivity, possible decrease in actuarial assumption	$ (1)